Organization and Operations	12 Months Ended
Dec. 31, 2023
Organization and Operations
Organization and Operations
1.	Organization and Operations

GasLog Partners LP (“GasLog Partners” or the “Partnership”) was formed as a limited partnership under the laws of the Marshall Islands on January 23, 2014, being a wholly owned subsidiary of GasLog Ltd. (“GasLog”) for the purpose of initially acquiring the interests in three liquefied natural gas (“LNG”) carriers that were contributed to the Partnership by GasLog in connection with the initial public offering of its common units (the “IPO”) on May 12, 2014.

The Partnership’s principal business is the acquisition and operation of LNG vessels, providing LNG transportation services on a worldwide basis. GasLog LNG Services Ltd. (“GasLog LNG Services” or the “Manager”), a related party and a wholly owned subsidiary of GasLog, incorporated under the laws of Bermuda, provides technical and commercial services to the Partnership.

On January 24, 2023, the Partnership’s board of directors (the “Board”) received an unsolicited non-binding proposal from GasLog to acquire all of the outstanding common units representing limited partner interests of the Partnership not already beneficially owned by GasLog. On April 6, 2023, the Partnership entered into an Agreement and Plan of Merger (the “Merger Agreement”) with GasLog Partners GP LLC, the general partner of the Partnership, GasLog and Saturn Merger Sub LLC, a wholly owned subsidiary of GasLog (“Merger Sub”). Pursuant to the Merger Agreement, (i) Merger Sub would merge with and into the Partnership, with the Partnership surviving as a direct subsidiary of GasLog, and (ii) GasLog would acquire the outstanding common units of the Partnership not beneficially owned by GasLog for overall consideration of $8.65 per common unit in cash (the “Transaction”), consisting in part of a special distribution by the Partnership of $3.28 per common unit in cash (the “Special Distribution”) that would be distributed to the Partnership’s unitholders in connection with the closing of the Transaction and the remainder to be paid by GasLog as merger consideration at the closing of the Transaction.

The conflicts committee (the “Conflicts Committee”) of the Partnership’s board of directors, comprised solely of independent directors and advised by its own independent legal and financial advisors, unanimously recommended that the Partnership’s board of directors approve the Merger Agreement and determined that the Transaction was in the best interests of the Partnership and the holders of its common units unaffiliated with GasLog. Acting upon the recommendation and approval of the Conflicts Committee, the Partnership’s board of directors unanimously approved the Merger Agreement and the Transaction and recommended that the common unitholders of the Partnership vote in favor of the Transaction.

The Transaction was approved at the special meeting of the common unitholders of the Partnership held on July 7, 2023, based on the affirmative vote (in person or by proxy) of the holders of at least a majority of the common units of the Partnership entitled to vote thereon, voting as a single class, subject to a cutback for certain unitholders beneficially owning more than 4.9% of the outstanding common units (as provided for in the Partnership’s Seventh Amended and Restated Agreement of Limited Partnership and described in the proxy statement of the Partnership dated June 5, 2023 as filed with the Securities and Exchange Commission, or “SEC”). The payment date for the Special Distribution was July 12, 2023. The Transaction closed on July 13, 2023 at 6:30 a.m. Eastern Time (the “Effective Time”) upon the filing of the certificate of merger with the Marshall Islands Registrar of Corporations. At the Effective Time, each common unit that was issued and outstanding immediately prior to the Effective Time (other than common units that, as of immediately prior to the Effective Time, were held by GasLog) was converted into the right to receive $5.37 in cash, without interest and reduced by any applicable tax withholding, for each Common Unit. Accordingly, holders of common units not already beneficially owned by GasLog who held their common units both on the Special Distribution record date of July 10, 2023 (subject to the applicability of due-bill trading) and at the Effective Time received overall consideration of $8.65 per common unit. Trading in the Partnership’s common units on the New York Stock Exchange (“NYSE”) was suspended on July 13, 2023, and delisting of the common units took place on July 24, 2023. The Partnership’s 8.625% Series A Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Series A Preference Units”), 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Series B Preference Units”) and 8.500% Series C Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Series C Preference Units”) remain outstanding and continue to trade on the NYSE.

The merger consideration was financed by GasLog’s existing cash and the borrowing of a term loan in an aggregate principal amount of $50,000 under a Bridge Facility Agreement dated July 3, 2023 (the “Bridge Facility Agreement”), among Merger Sub, as the original borrower, GasLog, as guarantor, DNB (UK) Ltd., as arranger and bookrunner, the lenders party thereto and DNB Bank ASA, London Branch, as agent, with the Partnership succeeding to the obligations of Merger Sub upon the consummation of the Transaction. The aggregate principal amount outstanding under the Bridge Facility Agreement was repaid in full, together with accrued and unpaid interest, on July 26, 2023.

On July 17, 2023, Curtis V. Anastasio, Roland Fisher and Kristin H. Holth stepped down from the Board of the Partnership, effective immediately. On July 19, 2023, the Partnership appointed James Berner as a director of the Partnership and a member of the audit committee of the Board. Following these changes, the Board consisted of three directors.

On July 21, 2023, the Board approved an amendment to the Partnership’s Seventh Amended and Restated Agreement of Limited Partnership that made certain changes relating to the composition of the Board and other changes to reflect the ownership of all outstanding common units of the Partnership by GasLog, following the consummation of the previously announced merger involving GasLog and the Partnership on July 13, 2023.

Since its IPO, the Partnership has acquired from GasLog 100% of the ownership interests in 15 vessel-owning entities in aggregate. The acquisitions were accounted for as reorganizations of companies under common control. The Partnership’s historical results and net assets were retroactively restated to reflect the historical results of the acquired entities from their respective dates of incorporation by GasLog. The carrying amounts of assets and liabilities included are based on the historical carrying amounts of such assets and liabilities recognized by the subsidiaries.

On October 26, 2021, GasLog Partners completed the sale and lease–back of the GasLog Shanghai with a wholly-owned subsidiary of China Development Bank Financial Leasing Co., Ltd. (“CDBL”). The vessel was sold and leased back under a bareboat charter with CDBL for a period of five years with no repurchase option or obligation.

On September 14, 2022, GasLog Partners completed the sale of the Methane Shirley Elisabeth (previously owned by GAS-twenty Ltd.) to an unrelated third party.

On October 31, 2022, GasLog Partners completed the sale and lease–back of the Methane Heather Sally with an unrelated third party. The vessel was sold and leased back under a bareboat charter until the middle of 2025, with no repurchase option or obligation.

On March 30, 2023, GasLog Partners completed the sale and lease-back of the GasLog Sydney with a wholly-owned subsidiary of CDBL. The vessel was sold and leased back under a bareboat charter with CDBL for a period of five years with no repurchase option or obligation.

As of December 31, 2023, the companies listed below were 100% held by the Partnership. The Partnership wholly owned 11 LNG vessels and operated three LNG vessels leased back under bareboat charters, as described above:

					Cargo
					Capacity
	Place of	Date of			Cubic Meters
Name	Incorporation	Incorporation	Principal Activities	Vessel	(“cbm”)	Delivery Date
GAS-three Ltd.	Bermuda	April 2010	Right-of-use asset company	GasLog Shanghai	155,000	January 2013
GAS-four Ltd.	Bermuda	April 2010	Vessel-owning company	GasLog Santiago	155,000	March 2013
GAS-five Ltd.	Bermuda	February 2011	Right-of-use asset company	GasLog Sydney	155,000	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	GasLog Seattle	155,000	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	Solaris	155,000	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	GasLog Greece	174,000	March 2016
GAS-twelve Ltd.	Bermuda	December 2012	Vessel-owning company	GasLog Glasgow	174,000	June 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Geneva	174,000	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Gibraltar	174,000	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Rita Andrea	145,000	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Jane Elizabeth	145,000	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Alison Victoria	145,000	June 2014
GAS-twenty Ltd.	Bermuda	April 2014	Dormant	—	—	—
GAS-twenty one Ltd.	Bermuda	April 2014	Right-of-use asset company	Methane Heather Sally	145,000	June 2014
GAS-twenty seven Ltd.	Bermuda	January 2015	Vessel-owning company	Methane Becki Anne	170,000	March 2015
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—
GasLog-two Malta Ltd.	Malta	August 2022	Dormant	—	—	—